Intangible assets - Exploration expenditures(Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 2,715	$ 2,856
Exploration expenditures	1,234	1,437	$ 2,860
Expensed exploration expenditures previously capitalised	(8)	1,800	2,164
Capitalised exploration	(167)	(285)	(1,151)
Exploration expenses	1,059	2,952	$ 3,872
Less than one year [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	218	311
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	1,799	2,216
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 698	$ 329